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September 30, 2020	Chelsea M. Childs Ropes & Gray LLP Three Embarcadero Center San Francisco, CA 94111-4006 T +1 415 315 6374
Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC 20549

Re:	DoubleLine Income Solutions Fund (File No. 811-22791)

Ladies and Gentlemen:

We are filing today via EDGAR a Registration Statement on Form N-2 pursuant to the Securities Act of 1933, as amended (the “Securities Act”), Rule 415(a)(1)(x) thereunder and the Investment Company Act of 1940, as amended, on behalf of DoubleLine Income Solutions Fund, a Massachusetts business trust.

Pursuant to Section 6 of the Securities Act, we have calculated the Registration Fees and have transmitted such fees in the amount of $64,900.00 to the designated lockbox at U.S. Bank in St. Louis, Missouri.

As has been designated on the facing sheet, it is intended that the Registration Statement become effective immediately, pursuant to Rule 415(a)(1)(x) under the Securities Act. The Registration Statement does not contain any disclosure that, in our view, could render it ineligible to become effective pursuant to Rule 405 under the Securities Act.

Please direct any questions or comments regarding this filing to me at (415) 315-6374. Thank you for your attention in this matter.

Sincerely,

/s/ Chelsea Childs

Chelsea Childs

cc:	Youse Guia
Adam Rossetti
Neal Zalvan
Timothy W. Diggins
Jeremy C. Smith